Accounting policies - Revenue Recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Online casino
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from betting	€ 1,079,131	€ 875,878	€ 890,217
Online casino | Previously Reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from betting		814,294	858,725
Online casino | Revision of Prior Period, Reclassification, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from betting		61,584	31,492
Sports betting
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from betting	€ 296,881	376,521	355,690
Sports betting | Previously Reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from betting		438,105	387,182
Sports betting | Revision of Prior Period, Reclassification, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from betting		€ (61,584)	€ (31,492)